BUSINESS COMBINATIONS - Pro forma combined financial information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
BUSINESS COMBINATIONS
Revenues	$ 6,074	$ 4,384	$ 17,299	$ 15,484
Net Loss	(12,178)	(2,614)	(16,998)	(5,032)
DeliveryCircle LLC
BUSINESS COMBINATIONS
Revenues	7,036	6,572	23,013	21,423
Net Loss	$ (12,182)	$ (2,484)	$ (16,869)	$ (4,628)